Semiannual Report

Retirement
Funds
November 30, 2002

T. Rowe Price(registered trademark) Logo Icon(registered trademark)

REPORT HIGHLIGHTS
o The Retirement Income, 2010, 2020, 2030, and 2040 Funds opened to investors on September 30.
o We implemented each fund's diversified strategy by investing in underlying T. Rowe Price funds according to their predetermined target allocations.
o The funds got off to a good start as stocks surged and investment-grade corporate and high-yield bonds rallied.
o As the economy gradually recovers, equity returns should improve; bond returns are likely to be more moderate, led by the investment-grade and high-yield corporate sectors.

REPORTS ON THE WEB
Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at www.troweprice.com for more information.

Fellow Shareholders
We would like to welcome shareholders to our new Retirement Funds, which began operations on September 30. During the funds' first two months of operation, the stock market surged after suffering steady losses through the first three quarters of 2002. Investment-grade corporate and high-yield bonds also rebounded along with stocks. Your funds' performance reflected this positive environment.

MARKET ENVIRONMENT

Interest Rate Levels
                           10-Year          5-Year            90-Day
11/30/01                   4.75             4.06              1.72
12/31/01                   5.05             4.3               1.72
1/31/02                    5.03             4.37              1.75
2/28/02                    4.88             4.19              1.75
3/31/02                    5.4              4.84              1.78
4/30/02                    5.09             4.41              1.76
5/31/02                    5.04             4.35              1.72
6/30/02                    4.8              4.03              1.68
7/31/02                    4.46             3.45              1.69
8/31/02                    4.14             3.22              1.67
9/30/02                    3.59             2.56              1.55
10/31/02                   3.89             2.73              1.45
11/30/02                   4.21             3.27              1.21

Market performance during the funds' brief lives marks a reversal from the preceding months. After sprinting from the gate in the first quarter, the economy slowed considerably, with gross domestic product-a measure of the total value of goods and services produced in the U.S.-growing at a modest 1.3% annual rate in the second quarter. The Federal Reserve left the federal funds rate unchanged at 1.75% for most of the year, but altered its policy stance in August, stating that the risks were tilted toward economic weakness.

Stock Market Returns
Periods Ended 11/30/02                                        2 Months
S&P 500 Stock Index                                           15.21%
Russell 2000 Index                                            12.42
MSCI EAFE Index                                               10.18

In October, the stock market began to anticipate that the Fed would soon reduce interest rates to boost the sluggish economy. Investors emerged from their safe havens, seeking the potentially higher returns available in stocks. Some of the hardest-hit sectors, such as information technology and telecommunications, rebounded strongly, and the rally continued through November following the Fed's reduction of its benchmark rate to 1.25%.

What was good for stocks was also good for corporate bonds, both investment grade and high yield. Uneasiness about corporate accounting and credit quality hurt returns in these sectors through the summer, but as investors shook off their risk aversion, these sectors rallied. The Lehman Brothers U.S. Aggregate Bond Index, an unmanaged measure of the broad domestic investment-grade market, dipped 0.48% in October and November, with losses largely attributable to the sell-off in Treasuries. The CS First Boston High Yield Index rose 4.65% during the period.

PERFORMANCE AND STRATEGY REVIEW
While it's gratifying to see the funds get off to a good start, these short-term results are not of great significance given their long-term objectives. The funds are designed to offer shareholders a single, diversified portfolio that is managed to a specific retirement date. Each Retirement Fund offers a diversified portfolio with exposure to different asset classes and market capitalizations. The funds' include international as well as domestic investments, and both growth and value investment styles. The funds are "funds of funds," achieving their diversification by investing in other T. Rowe Price mutual funds.

The Retirement Funds differ from other asset allocation portfolios in recognizing that over time, investors need to adjust their allocations to reflect reduced ability to absorb risk while at the same time maintaining sufficient growth to provide inflation protection. For that reason, the funds are set up to automatically shift their allocation over time, investing in a more conservative proportion of stock and bond funds as the target retirement date draws near. Retirement Funds geared toward a longer time horizon-Retirement 2040, for example-begin with a more aggressive risk/return profile, which gradually becomes more conservative. The fund continues to decrease its stock holdings once the target date is reached. Approximately five years after each fund reaches its target year, the allocation will be at its most conservative, and the fund will convert to the Retirement Income Fund.

These asset allocation shifts take place according to a formula generally represented by the accompanying "glide path," which shows that the closer each fund gets to the stated retirement date, the more conservative its asset mix becomes.

Area Chart No Title
                        Stocks           Fixed Income  Conservative Fixed Income
"40"                       90               10                         0
"39"                       90               10                         0
"38"                       90               10                         0
"37"                       90               10                         0
"36"                       90               10                         0
"35"                       90               10                         0
"34"                       90               10                         0
"33"                       90               10                         0
"32"                       90               10                         0
"31"                       90               10                         0
"30"                       90               10                         0
"29"                       90               10                         0
"28"                       90               10                         0
"27"                       90               10                         0
"26"                       90               10                         0
"25"                       90               10                         0
"24"                       88.43            11.57                      0
"23"                       86.86            13.14                      0
"22"                       85.29            14.71                      0
"21"                       83.71            16.29                      0
"20"                       82.14            17.86                      0
"19"                       80.57            19.43                      0
"18"                       79               21                         0
"17"                       77.8             21.7                       0.5
"16"                       76.6             22.4                       1
"15"                       75.4             23.1                       1.5
"14"                       74.2             23.8                       2
"13"                       73               24.5                       2.5
"12"                       71.8             25.2                       3
"11"                       70.6             25.9                       3.5
"10"                       69.4             26.6                       4
"9"                        68.2             27.3                       4.5
"8"                        67               28                         5
"7"                        65.87            28.17                      6
"6"                        64.7             28.33                      7
"5"                        63.53            28.5                       8
"4"                        62.33            28.67                      9
"3"                        61.17            28.83                      10
"2"                        60               29                         11
"1"                        57.5             29.25                      13.25
"0"                        55               29.5                       15.5
"1"                        52.5             29.75                      17.75
"2"                        50               30                         20
"3"                        46.67            30                         23.33
"4"                        43.33            30                         26.67
"5"                        40               30                         30
"6"                        40               30                         30
"7"                        40               30                         30
"8"                        40               30                         30
"9"                        40               30                         30
"10"                       40               30                         30
"11"                       40               30                         30
"12"                       40               30                         30
"13"                       40               30                         30
"14"                       40               30                         30
"15"                       40               30                         30

The Retirement Income Fund maintains an allocation of approximately 40% in stocks, recognizing that retirees need some capital growth to stay ahead of inflation and to be able to withdraw at levels that won't deplete their assets during their lifetime. Retirement is often a fairly long period now-IRS life expectancy tables estimate that the average 60-year-old will live another 25 years. A prudent estimate for retirees is to plan for a retirement lasting 30 years, according to T. Rowe Price financial planners. While no strategy is infallible, and maintaining an income stream through retirement depends on the rate of withdrawal and rate of return, our analysis of thousands of investment-return scenarios shows that an allocation such as the Retirement Funds' can increase the probability that retirees won't run out of money.

The funds' managers may make some limited variations to these target allocations. The investment committee meets periodically to consider adjustments to the weightings of stocks, bonds, and money market securities within the established ranges for each fund, based on market conditions and economic fundamentals. The funds' assets are currently invested according to their target allocations.

RETIREMENT INCOME FUND

The Retirement Income Fund's investment objective is to generate the highest total return over time consistent with an emphasis on both capital growth and income. The typical allocation for the fund is 60% bonds and 40% stocks.

Performance Comparison
                                            Since
                                            Inception
Period Ended 11/30/02                       9/30/02
Retirement Income Fund                      6.03%
Combined Index Portfolio*                   5.74

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
* An unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Index, 4% Russell Mid-Cap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).

The Retirement Income Fund posted a solid gain in its first two months of existence, as shown in the table, comparing favorably to its blended benchmark. Results were largely attributable to the strong stock market returns and solid results in investment-grade corporate and high-yield bonds. The fund's assets were invested in T. Rowe Price funds according to the target allocation shown on page 9. The Short-Term Bond Fund received the largest allocation (30%), followed by Equity Index 500 (26%), and New Income (22.5%).

RETIREMENT 2010 FUND

Performance Comparison
                                            Since
                                            Inception
Period Ended 11/30/02                       9/30/02
Retirement 2010 Fund                        9.40%
Combined Index Portfolio*                   9.38

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

* An unmanaged portfolio composed of 67% stocks (32% S&P 500 Index, 11% Russell 1000 Value Index, 7% Russell Mid-Cap Index, 7% Russell 2000 Index, 10% MSCI EAFE Index) and 33% bonds (20% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 5% Lehman Brothers 1-3 Year Government/Credit Index).

The Retirement 2010 Fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. The allocation at the end of the reporting period was about 67% stocks and 33% bonds. The target allocation changes quarterly based on a predetermined schedule, and the fund will have an increasing allocation to bonds and an increasing emphasis on short-term bonds over time. The fund will convert into the Retirement Income Fund approximately five years after the year 2010.

The Retirement 2010 Fund gained 9.40% from inception through November 30. Results were in line with its blended benchmark and reflected the stock market's strong returns as well as solid results in investment-grade corporate and high-yield bonds.

The fund's assets were invested in T. Rowe Price funds according to the target allocation shown on page 8. Equity Index 500 (21%) and New Income (20%) were the largest holdings.

RETIREMENT 2020 FUND

Performance Comparison
                                            Since
                                            Inception
Period Ended 11/30/02                       9/30/02
Retirement 2020 Fund                        11.70%
Combined Index Portfolio*                   11.06

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

* An unmanaged portfolio composed of 79% stocks (31% S&P 500 Index, 21% Russell 1000 Value Index, 7.5% Russell Mid-Cap Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index) and 21% bonds (12.5% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index).

The Retirement 2020 Fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. The allocation at the end of the reporting period was about 79% stocks and 21% bonds. The target allocation changes quarterly based on a predetermined schedule, and the fund will have an increasing allocation to bonds over time. The fund will convert into the Retirement Income Fund approximately five years after the year 2020.

The Retirement 2020 Fund performed in line with its benchmark combined index portfolio, rising 11.70% during its first two months of operation. Returns were higher than for the Retirement Income and 2010 Funds, owing to Retirement 2020's more aggressive asset allocation and the surging stock market and the rebound in investment-grade corporate and high-yield bonds.

The fund's assets were invested in T. Rowe Price funds according to the target allocation shown on page 8. The Growth Stock and Value Funds represent the portfolio's largest holdings at 21% of net assets each.

RETIREMENT 2030 FUND
RETIREMENT 2040 FUND

Performance Comparison
                                            Since
                                            Inception
Period Ended 11/30/02                       9/30/02
Retirement 2030 Fund                        12.90%
Retirement 2040 Fund                        13.30
Combined Index Portfolio*                   12.35

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

* An unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Index, 25.5% Russell 1000 Value Index, 9% Russell Mid-Cap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

The investment objective of the Retirement 2030 and Retirement 2040 Funds is to provide the highest total return over time consistent with an emphasis on both capital growth and income. The allocation at the end of the reporting period was about 90% stocks and 10% bonds, with an increasing allocation to bonds over time. The target allocation changes quarterly based on a predetermined schedule, and the funds will have an increasing allocation to bonds over time. Each fund will convert into the Retirement Income Fund approximately five years after its target date.

The Retirement 2030 and 2040 Funds will follow the same investment path for some years before their allocations begin to differ. Until that time, their performance will be measured against the same blended benchmark. (The funds are managed as separate portfolios; because of assets flows and other technical considerations, their total returns may vary slightly, as they do in this time period.) Each fund outperformed the benchmark during its first two months of operation, as shown in the table. Results reflect the strong stock market returns and the rally in investment-grade corporate and high-yield bonds.

The funds' assets were invested in T. Rowe Price funds according to the target allocation shown on pages 8 and 9. The Growth Stock and Value Funds represent the portfolios' largest holdings at 25.5% of net assets each.

OUTLOOK

Inflation remains in check, and the Fed is likely to leave monetary policy accommodative until concrete signs of sustained recovery emerge. Bonds appear to be well on their way to their third straight calendar year of outperformance versus stocks, but returns are likely to be more moderate going forward, with corporate and high-yield performance continuing to improve as the economy strengthens. Given the economy's lingering softness, we can't be certain that equities will outperform bonds over the short term-and we do not anticipate that stocks will return to the heady days of the late 1990s anytime soon-but we do believe they are likely to fare better than bonds over the next several years. We believe that investors should be well-served by the funds' fundamental commitment to broad diversification across asset classes and appropriate allocations based on their time horizons.

Respectfully submitted,

Edmund M. Notzon III
President and Chairman of the Investment Advisory Committee,
Retirement Funds

Jerome A. Clark
Vice President and Portfolio Manager, Retirement Funds

December 20, 2002



T. Rowe Price Retirement Funds
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Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

                                                   Minimum-            Target at
Retirement 2010 Fund                               Maximum             11/30/02
--------------------------------------------------------------------------------
Short-Term Bond Fund                                  4-6%                  5.0%
New Income Fund                                      17-23                 20.0
High Yield Fund                                        7-9                  8.0
Equity Index 500 Fund                                18-24                 21.0
Growth Stock Fund                                     8-14                 11.0
Value Fund                                            8-14                 11.0
Mid-Cap Growth Fund                                    6-8                  7.0
Small-Cap Stock Fund                                   6-8                  7.0
International Stock Fund                              9-11                 10.0

Retirement 2020 Fund
--------------------------------------------------------------------------------
New Income Fund                                   9.5-15.5                 12.5
High Yield Fund                                    7.5-9.5                  8.5
Equity Index 500 Fund                                 9-11                 10.0
Growth Stock Fund                                    18-24                 21.0
Value Fund                                           18-24                 21.0
Mid-Cap Growth Fund                                6.5-8.5                  7.5
Small-Cap Stock Fund                               6.5-8.5                  7.5
International Stock Fund                              9-15                 12.0

Retirement 2030 Fund
--------------------------------------------------------------------------------
New Income Fund                                        4-6                  5.0
High Yield Fund                                        4-6                  5.0
Equity Index 500 Fund                                  5-7                  6.0
Growth Stock Fund                                22.5-28.5                 25.5
Value Fund                                       22.5-28.5                 25.5
Mid-Cap Growth Fund                                   8-10                  9.0
Small-Cap Stock Fund                                  8-10                  9.0
International Stock Fund                             12-18                 15.0



T. Rowe Price Retirement Funds
--------------------------------------------------------------------------------

Portfolio Highlights

TARGET ALLOCATIONS for Underlying funds

                                                   Minimum-           Target at
Retirement 2040 Fund                               Maximum            11/30/02
--------------------------------------------------------------------------------
New Income Fund                                        4-6                  5.0
High Yield Fund                                        4-6                  5.0
Equity Index 500 Fund                                  5-7                  6.0
Growth Stock Fund                                22.5-28.5                 25.5
Value Fund                                       22.5-28.5                 25.5
Mid-Cap Growth Fund                                   8-10                  9.0
Small-Cap Stock Fund                                  8-10                  9.0
International Stock Fund                             12-18                 15.0

Retirement Income Fund
--------------------------------------------------------------------------------
Short-Term Bond Fund                                 27-33                 30.0
New Income Fund                                  19.5-25.5                 22.5
High Yield Fund                                    6.5-8.5                  7.5
Equity Index 500 Fund                                23-29                 26.0
Mid-Cap Growth Fund                                    3-5                  4.0
Small-Cap Stock Fund                                   3-5                  4.0
International Stock Fund                               5-7                  6.0



T. Rowe Price Retirement Funds


About the Funds' Directors and Officers

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)
Year Elected*              Principal Occupation(s) During Past 5 Years and
                           Directorships of Other Public Companies

Calvin W. Burnett, Ph.D.
(3/16/32)
2002                       President, Coppin State College; Director,
                           Provident Bank of Maryland

Anthony W. Deering
(1/28/45)
2002 Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse
                         Company, real estate developers

Donald W. Dick, Jr.
(1/27/43)
2002                       Principal, EuroCapital Advisors, LLC,
                           an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2002                       Director, Dayton Mining Corp.
                         (6/98 to present), Golden Star
                           Resources Ltd., and Canyon Resources
                           Corp. (5/00 to present); Chairman and
                           President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2002                       President, F. Pierce Linaweaver &
                           Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
2002 Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
2002 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director,
                           AMLI Residential Properties Trust, Host
                           Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2002                       Owner/President, Stonington Capital Corp.,
                          a private investment company

Paul M. Wythes
(6/23/33)
2002 Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.



T. Rowe Price Retirement Funds
--------------------------------------------------------------------------------
Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]                    Principal Occupation(s) During Past
                                        5 Years and Directorships of Other
                                        Public Companies

James A.C. Kennedy
(8/15/53)
2002
[33]                                    Director and Vice President, T. Rowe
                                        Price and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
2002
[105] Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and
                                        T. Rowe Price Services, Inc.; Chairman
                                        of the Board, Director, President, and
                                        Trust Officer, T. Rowe Price Trust
                                        Company; Director, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Global Investment Services Limited;
                                        Chairman of the Board, Retirement Funds

M. David Testa
(4/22/44)
2002
[105]                                   Chief Investment Officer, Director,
                                        and Vice President, T. Rowe Price;
                                        Vice Chairman of the Board, Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price Group, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited, T. Rowe Price Global
                                        Investment Services Limited, and T. Rowe
                                        Price International, Inc.; Director and
                                        Vice President, T. Rowe Price Trust
                                        Company; Vice President, Retirement
                                        Funds

*Each inside director serves until the election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served             Principal Occupation(s)

Brian W.H. Berghuis (10/12/58)       Vice President, Retirement Funds
                                     Vice President, T. Rowe Price and
                                     T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)         Executive Vice President,
                                     Retirement Funds Vice President,
                                     T. Rowe Price, T. Rowe Price Group,
                                     Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Retirement Funds          Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc., and
                                     T. Rowe Price Investment Services, Inc.

Jerome A. Clark (1/2/61)
Vice President, Retirement Funds     Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc.,
                                     T. Rowe Price Investment Services,
                                     Inc., and T. Rowe Price Trust Company

John R. Ford (11/25/57)
Vice President, Retirement Funds     Vice President, T. Rowe Price
                                     and T. Rowe Price Group, Inc.;
                                     Director, Chief Investment Officer,
                                     and Vice President, T. Rowe
                                     Price International, Inc.

Gregory S. Golczewski (1/15/66)
Assistant Vice President,
Retirement Funds                     Assistant Vice President,
                                     T. Rowe Price

Henry H. Hopkins (12/23/42)
Vice President,
Retirement Funds                     Director and Vice President,
                                     T. Rowe Price Group, Inc.,
                                     T. Rowe Price Investment Services,
                                     Inc., T. Rowe Price Services, Inc.,
                                     and T. Rowe Price Trust
                                     Company; Vice President, T. Rowe
                                     Price, T. Rowe Price International,
                                     Inc., and T. Rowe Price
                                     Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Retirement Funds          Assistant Vice President, T. Rowe
                                     Price and T. Rowe Price Investment
                                     Services, Inc.

Gregory A. McCrickard (10/19/58)
Vice President, Retirement Funds     Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc., and
                                     T. Rowe Price Trust Company

David S. Middleton (1/18/56)
Controller, Retirement Funds         Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc., and
                                     T. Rowe Price Trust Company

George A. Murnaghan (5/1/56)
Vice President, Retirement Funds     Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc.,
                                     T. Rowe Price International, Inc.,
                                     T. Rowe Price Investment Services,
                                     Inc., and T. Rowe Price Trust
                                     Company

Edmund M. Notzon III (10/1/45)
President, Retirement Funds          Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc.,
                                     T. Rowe Price Investment Services,
                                     Inc., and T. Rowe Price Trust
                                     Company

Larry J. Puglia, CFA (8/25/60)
Vice President,
Retirement Funds                     Vice President, T. Rowe Price
                                     and T. Rowe Price Group, Inc.

William T. Reynolds (5/26/48)
Vice President, Retirement Funds     Director and Vice President,
                                     T. Rowe Price and T. Rowe Price
                                     Group, Inc.; Director, T. Rowe
                                     Price Global Asset Management
                                     Limited

Brian C. Rogers (6/27/55)
Vice President, Retirement Funds     Vice President, T. Rowe Price
                                     and T. Rowe Price Trust Company;
                                     Director and Vice President,
                                     T. Rowe Price Group, Inc.

Mark J. Vaselkiv (7/22/58)
Vice President, Retirement Funds     Vice President, T. Rowe Price
                                     and T. Rowe Price Group, Inc.

Martin G. Wade (2/16/43)
Vice President, Retirement Funds     Director and Vice President,
                                     T. Rowe Price Group, Inc.;
                                     Chairman of the Board and Director,
                                     T. Rowe Price Global Investment
                                     Services Limited and T. Rowe
                                     Price International, Inc.;
                                     Director, T. Rowe Price
                                     Global Asset Management Limited;
                                     Vice President, T. Rowe Price

David J.L. Warren (4/15/57)
Vice President, Retirement Funds     Vice President, T. Rowe Price
                                     and T. Rowe Price Group, Inc.;
                                     Director, Chief Executive
                                     Officer, and President,
                                     T. Rowe Price International,
                                     Inc.; Director, T. Rowe Price
                                     Global Asset Management Limited

Richard T. Whitney (5/7/58)
Vice President, Retirement Funds     Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc.,
                                     T. Rowe Price Trust Company,
                                     and T. Rowe Price International,
                                     Inc.

Edward A. Wiese, CFA (4/12/59)
Vice President, Retirement Funds     Vice President, T. Rowe Price,
                                     T. Rowe Price Group, Inc., and
                                     T. Rowe Price Trust Company;
                                     Director, Chief Investment
                                     Officer, and Vice President,
                                     T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



T. Rowe Price Mutual Funds
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STOCK FUNDS
Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond Florida Intermediate Tax-Free Georgia Tax-Free Bond Maryland Short-Term Tax-Free Bond Maryland Tax-Free Bond New Jersey Tax-Free Bond New York Tax-Free Bond Summit Municipal Income Summit Municipal Intermediate Tax-Free High Yield Tax-Free Income* Tax-Free Intermediate Bond Tax-Free Short-Intermediate Virginia Tax-Free Bond

MONEY MARKET FUNDS!!
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Logo Icon(registered trademark) INVEST WITH CONFIDENCE

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

28555                      C16-051  11/30/02